Expense Example - Class K - iShares Municipal Bond Index Fund - Class K Shares	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	69
Expense Example, with Redemption, 5 Years	127
Expense Example, with Redemption, 10 Years	$ 297